Note 19 - Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

(19)        Subsequent events

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements.

2014 Private Offering

On March 17, 2014, in conjunction with a private offering of securities (the “2014 Private Offering”) with institutional and select accredited investors, the Company issued an aggregate total of 6,210,000 shares of common stock and 6,175 shares of the preferred stock (the “Series A Convertible Preferred Stock”) for an aggregate total purchase price of $9,280,000. Each share of Series A Convertible Preferred Stock is convertible into 2,000 shares of common stock at the option of the holder.

The Company, in connection with the 2014 Private Offering, issued to the investors an aggregate total of 23,200,000 warrants (the “Series A Warrants”) to purchase shares of common stock at an exercise price of $0.50 per share. Each Series A Warrant represents the right to purchase one share of Common Stock. The warrants vested upon issuance and expire after five years.

In addition, the Company, in connection with the 2014 Private Offering, issued to the investors an aggregate total of 13,920,000 warrants (the “Series B Warrants”) to purchase shares of common stock at an exercise price of $1.50 per share. Each Series B Warrant represents the right to purchase one share of Common Stock. The warrants vested upon issuance and expire after one year.

Pursuant to the terms of a Registration Rights Agreement that the Company entered with the investors in connection with the 2014 Private Offering, the Company is required to file a registration statement in April 2014 that covers the shares of common stock and the shares of common stock issuable upon conversion of the Series A Convertible Preferred Stock and exercise of the Series A Warrants and Series B Warrants. The failure on the part of the Company to satisfy certain deadlines described in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties.

Kevin A. Richardson, II, chairman of the board of directors of the Company; Joseph Chiarelli, Chief Executive Officer of the Company and a member of the Company’s board of directors; and, Michael N. Nemelka, the brother of a member of the Company’s board of directors and an existing shareholder of the Company, were purchasers in the 2014 Private Offering of $50,000, $40,000 and $50,000, respectively.

18% Convertible Promissory Notes

During the period January 24, 2014 through March 7, 2014, the Company entered into subscriptions payable for 18% convertible promissory notes, as amended, (the “18% Convertible Promissory Notes”) from selected accredited investors. Up to $1,000,000 aggregate principal amount of 18% Convertible Promissory Notes were offered by the Company. The Company completed the offering and issued an aggregate $815,000 in convertible notes in March 2014. Michael N. Nemelka, the brother of a member of the Company’s board of directors and an existing shareholder of the Company, purchased $110,000 of the convertible notes.

The 18% Convertible Promissory Notes have a nine (9) month term from the subscription date and the note holders can convert into Company common stock at anytime during the term at $0.55 per share. Upon the consummation of a qualified financing, as defined in the convertible note agreements, of $1,000,000 or more by the Company, the principal and interest on the 18% Convertible Promissory Notes will convert into Company common stock equal to the lower of (i) the Company common stock issued in the qualified financing, and (ii) $0.55 per share. The note holders will also receive, if any are issued, warrants or any other security issued in a qualified financing on similar terms to the qualified financing. The 18% Convertible Promissory Notes are unsecured.

On March 17, 2014, in conjunction with the 2014 Private Offering, the 18% Convertible Promissory Notes were automatically converted under the same terms as the Offering. The 2014 Private Offering was a qualified financing as defined in the 18% Convertible Promissory Notes. The unpaid principal and interest balance, which in the aggregate totaled $822,168, were converted into 1,644,337 shares of common stock. In addition, under the same terms as in the 2014 Private Offering, the Company issued to the note holders an aggregate total of 2,055,421 Series A Warrants and 1,233,252 Series B Warrants.

$278,500 Convertible Promissory Note and Warrants

On February 10, 2014, the Company entered into a financing transaction for the sale of an 8% Convertible Promissory Note (the “$278,500 Convertible Note”) and warrants (the “Class J Warrants”) in the principal amount of $278,500, with gross proceeds of $250,000 to the Company after payment of a 10% original issue discount and related professional expenses. The offering was conducted pursuant to the exemption from registration provided by Section 4(a)(2) of the Act and Rule 506 of Regulation D thereunder. The Company did not utilize any form of general solicitation or general advertising in connection with the offering. The $278,500 Convertible Note was offered and sold to one accredited investor.

The $278,500 Convertible Note and Class J Warrants were issued pursuant to the terms of a purchase agreement among the Company and the Investor. The convertible note is an unsecured obligation of the Company and, unless earlier redeemed, matures on August 11, 2014. The convertible note bears interest accruing at the rate of 8% per annum and includes a 10%, or $25,000, original issuance discount. The Company has the right to prepay the convertible note and accrued interest during the first one hundred eighty (180) days following the date of issuance. During that time, the amount of any prepayment during the first sixty (60) days is 120% of the outstanding amounts owed, and the amount of the prepayment increases every subsequent thirty (30) days.

The $278,500 Convertible Note is convertible, after the first one hundred eighty (180) days, in whole or in part, at the option of the investor, into shares of Company common stock at a conversion price of the lower of 75% of the lowest reported sale price of the Company’s common stock for the 20 trading days immediately prior to (i) the closing date of the financing, or (ii) 75% of the lowest reported sale price for the twenty (20) days prior the conversion date of the convertible note. The convertible note includes full ratchet anti-dilution protection for any lower priced issuances of common stock or securities convertible or exchangeable into Company common stock.

The Class J Warrants entitle the investor to purchase, in the aggregate, 629,378 shares of the Company’s common stock. The Warrants will not be exercisable until the six (6) month anniversary of the closing date (August 10, 2014) and will expire five (5) years from the closing date. The Class J Warrants are initially exercisable at an exercise price equal to $0.4425, subject to certain adjustments. The Class J Warrants may be exercised for cash or on a cashless basis. The exercise price of the Warrants is subject to adjustment for stock splits, combinations or similar events, and, in this event, the number of shares issuable upon the exercise of the Warrant will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after the adjustment. In addition, the exercise price is also subject to a “full ratchet” anti-dilution adjustment where if the Company issues or is deemed to have issued securities at a price lower than the then applicable exercise price.

Subsequent to year end, the Company repaid the $278,500 Convertible Note in full, with accrued interest and the prepayment penalty, in March 2014.

$78,500 Convertible Promissory Note

On February 18, 2014, the Company entered into a second tranche of financing with the investor for the $128,500 Convertible Promissory Note for the sale of 8% Convertible Promissory Note (the “$78,500 Convertible Note”) under the same terms as the first tranche in the principal amount of $78,500, with gross proceeds of $75,000 to the Company after payment of related professional expenses. The offering was conducted pursuant to the exemption from registration provided by Section 4(a)(2) of the Act and Rule 506 of Regulation D thereunder.

The $78,500 Convertible Note was issued pursuant to the terms of a purchase agreement among the Company and the accredited investor. The convertible note is an unsecured obligation of the Company and, unless earlier redeemed, matures on November 20, 2014. The convertible note bears interest accruing at the rate of 8% per annum. The Company has the right to prepay the convertible note and accrued interest during the first one hundred eighty (180) days following the date of issuance. During that time, the amount of any prepayment during the first sixty (60) days is 120% of the outstanding amounts owed, and the amount of the prepayment increases every subsequent thirty (30) days.

The $78,500 Convertible Note is convertible, after the first one hundred eighty (180) days, in whole or in part, at the option of the investor, into shares of Company common stock at a conversion price of 61% of the lowest three reported sale prices of the Company’s common stock for the 10 trading days immediately prior to the conversion date. The convertible note includes full ratchet anti-dilution protection for any lower priced issuances of common stock or securities convertible or exchangeable into Company common stock.

Subsequent to year end, the Company repaid the $78,500 Convertible Note in full, with accrued interest and the prepayment penalty, in March 2014.

Consulting Agreements

In February 2014, the Company renewed one consulting contract and entered into three additional consulting agreements for which a portion of the fee for the services performed was paid with Company common stock. The Company issued 835,000 shares of common stock under these agreements in February and March, 2014. The fair value of the common stock of issued to the consultants, based upon the closing market price of the Company’s common stock at the dates the common stock was issued, was recorded as a non-cash general and administrative expense for the three months ended March 31, 2014.